Equity and Other Equity Items - Disclosure of Detailed Information About Dividends Paid (Detail) - Common shares [Member] - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
The Board of Directors Meeting on May 8, 2019
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 339,893
Dividend per share (yen)			¥ 120
Record date			Mar. 31, 2019
Dividends effective date			May 24, 2019
The Board of Directors Meeting on November 7, 2019
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)			¥ 278,908
Dividend per share (yen)			¥ 100
Record date			Sep. 30, 2019
Dividends effective date			Nov. 27, 2019
The Board of Directors Meeting on May 12, 2020
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 331,938
Dividend per share (yen)		¥ 120
Record date		Mar. 31, 2020
Dividends effective date		May 28, 2020
The Board of Directors Meeting on November 6, 2020
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)		¥ 293,576
Dividend per share (yen)		¥ 105
Record date		Sep. 30, 2020
Dividends effective date		Nov. 27, 2020
The Board of Directors Meeting on May 11, 2022
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 385,792
Dividend per share (yen)	¥ 28
Record date	Mar. 31, 2022
Dividends effective date	May 27, 2022
The Board of Directors Meeting on May 12, 2021
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 377,453
Dividend per share (yen)	¥ 135
Record date	Mar. 31, 2021
Dividends effective date	May 28, 2021
The Board of Directors Meeting on November 4, 2021
Disclosure of detailed information about dividends payable [Line items]
Total amount of dividends (yen in millions)	¥ 332,419
Dividend per share (yen)	¥ 120
Record date	Sep. 30, 2021
Dividends effective date	Nov. 25, 2021